INCOME TAXES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) claim	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
INCOME TAXES
Number of claims | claim	0.85
Entitlement of income tax refund, description	the paying entity is entitled to claim 6/7 of the profit tax paid as refund
Provision for uncertainty in income taxes	$ 0		$ 0
Shenzhen Kaisheng
INCOME TAXES
Statutory EIT rate on taxable income	25.00%
Earliest Tax Year
INCOME TAXES
Net operating losses expiration year	2025
Latest Tax Year
INCOME TAXES
Net operating losses expiration year	2029
Variable Interest Entity, Primary Beneficiary | High-tech Enterprise | Shangmeng Services
INCOME TAXES
Transitional income tax rate period	3 years
USA
INCOME TAXES
Statutory EIT rate on taxable income	21.00%
Curacao
INCOME TAXES
Statutory EIT rate on taxable income	2.00%
MALTA
INCOME TAXES
Statutory EIT rate on taxable income	35.00%
Effective income tax rate reconciliation, percent	5.00%
Hong Kong
INCOME TAXES
Net operating losses	$ 81,093
Taxable Income Upto HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	8.25%
Taxable Income Over HKD 2000
INCOME TAXES
Statutory EIT rate on taxable income	16.50%
Mainland China
INCOME TAXES
Provision for income tax	$ 0	$ 0
Net operating losses	$ 26,704
Mainland China | Variable Interest Entity, Primary Beneficiary | Youlanguang Technology
INCOME TAXES
Statutory EIT rate on taxable income	25.00%